Government Securities Portfolio (Second Prospectus Summary) | Government Securities Portfolio
Government Securities Portfolio
Objective
The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses
The table below describes the expenses that you may pay if you buy and hold
Institutional Select Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Government Securities Portfolio Institutional Select Class
Advisory Fee		0.15%
Distribution and/or Service (12b-1) Fee
Shareholder Administration Fee	[1]	0.05%
Other Expenses		0.10%
Total Annual Operating Expenses		0.30%
Fee Waiver and/or Expense Reimbursement	[2]	0.05%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.25%
[1]	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class Shares in connection with their customers' accounts.
[2]	The Portfolio's "Adviser", Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or reimburse the Portfolio's Institutional Select Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.25%. This fee waiver and/or expense reimbursement will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the
Portfolio's Institutional Select Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional
Select Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Government Securities Portfolio Institutional Select Class	26	80	141	318

Principal Investment Strategies
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. government.
Principal Risks
There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal
Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S.
government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's
Institutional Select Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Select Class shares for the past year and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.
Annual Total Returns-Calendar Years

High Quarter 3/31/09 0.02 % Low Quarter 6/30/11 0.00%
Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Government Securities Portfolio Institutional Select Class	0.01%	0.35%	Mar. 19, 2008

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.